Airport taxes and fees (Tables)	12 Months Ended
Dec. 31, 2024
Airport taxes and fees abstract [Abstract]
Break down of airport taxes and fees

	December 31,
Description	2024	2023

Tax transaction (a)	916,690	—
Airport fees	212,125	1,490,514
Boarding tax	231,913	248,689
Others	16,691	20,880

	1,377,419	1,760,083

Current	584,739	588,404
Non-current	792,680	1,171,679